11. GE Royalty Obligation (Tables)	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
GE Royalty Obligation
Net Sales in Contract Year	Percentage of the Contract Year Net Sales owed to GE

$0 - $50,000,000	7%
$50,000,001 - $100,000,000	6%
$100,000,001+	5%